PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2022	May 06, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 24, 2020
Osgood Mining Company LLC
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer			$ 38.0
Cash			23.2	$ 2.3
Osgood Mining Company LLC | Waterton
Disclosure of detailed information about business combination [line items]
Cash	$ 5.0
Christison Properties
Disclosure of detailed information about business combination [line items]
Cash			$ 7.5
Granite Creek
Disclosure of detailed information about business combination [line items]
Cash		$ 4.0
Payments included in net profit royalty, percentage		10.00%
Tabor Project
Disclosure of detailed information about business combination [line items]
Percentage owned					100.00%
Liabilities incurred					$ 0.3
Contingent liabilities recognised in business combination					$ 5.2